Annual Total Returns[BarChart] - Federated Hermes Max-Cap Index Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.98%	15.58%	32.68%	13.30%	1.08%	11.79%	21.73%	(4.62%)	30.70%	17.98%